Payden U.S. Government Fund
1
Schedule of Investments
- July 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (52%
)
646,398 FG C91912 20YR , 3.00%, 2/01/37  $ 649
34,214 FH 2B0709 ARM , (12 mo. LIBOR USD +
1.750%), 2.21%, 8/01/42 (a) 35
96,243 FH 2B0972 ARM , (12 mo. LIBOR USD +
1.770%), 2.02%, 11/01/42 (a) 98
349,721 FH 2B4763 ARM , (12 mo. LIBOR USD +
1.620%), 1.87%, 10/01/45 (a) 355
70,192 FH 849486 ARM , (12 mo. LIBOR USD +
1.876%), 3.52%, 8/01/41 (a) 73
256,945 FH 849506 ARM , (12 mo. LIBOR USD +
1.607%), 2.35%, 11/01/44 (a) 261
877,421 FH 8C0092 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
1.56%, 8/01/51 (a) 819
1,000,000 FH 8C0312 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
4.42%, 7/01/52 (a) 1,022
1,500,000 FHLMC Multifamily Structured Pass-Through
Certificates K034, 3.53%, 7/25/23 (b) 1,499
191,938 FHLMC Multifamily Structured Pass-Through
Certificates KI04, (1 mo. LIBOR USD +
0.360%), 2.15%, 7/25/24 (a) 192
920,254 FHLMC Multifamily Structured Pass-Through
Certificates K045, 3.02%, 1/25/25  913
61,520 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 2.01%, 3/25/25 (a) 61
747,929 FHLMC Multifamily Structured Pass-Through
Certificates KI08, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.200%),
1.29%, 10/25/26 (a) 743
1,044,600 FHLMC Multifamily Structured Pass-Through
Certificates KG03, 0.70%, 4/25/29 (b) 949
554,151 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 1.25%, 5/25/50 (b) 534
48,518 FN AI4019 ARM , (12 mo. LIBOR USD +
1.750%), 2.95%, 7/01/41 (a) 50
71,377 FN AL5596 ARM , (12 mo. LIBOR USD +
1.556%), 1.98%, 2/01/44 (a) 72
116,976 FN AL5790 ARM , (12 mo. LIBOR USD +
1.566%), 1.82%, 10/01/44 (a) 119
120,941 FN AL5967 ARM , (12 mo. LIBOR USD +
1.576%), 1.86%, 11/01/44 (a) 123
291,104 FN AL7648 ARM , (12 mo. LIBOR USD +
1.587%), 2.87%, 10/01/45 (a) 300
506,127 FN AS4186 15YR , 2.50%, 1/01/30  499
225,752 FN AS6443 15YR , 3.00%, 12/01/30  226
481,777 FN AS8013 15YR , 2.50%, 9/01/31  475
62,598 FN AU6974 ARM , (12 mo. LIBOR USD +
1.580%), 1.83%, 11/01/43 (a) 64
160,670 FN AU8673 ARM , (12 mo. LIBOR USD +
1.530%), 2.03%, 2/01/44 (a) 162
Principal
or Shares Security Description
Value
(000)
359,481 FN AZ2886 ARM , (12 mo. LIBOR USD +
1.600%), 2.62%, 9/01/45 (a) $ 371
427,011 FN AZ4380 ARM , (12 mo. LIBOR USD +
1.590%), 2.24%, 8/01/45 (a) 437
386,248 FN BD2473 ARM , (12 mo. LIBOR USD +
1.620%), 2.43%, 1/01/47 (a) 383
665,543 FN BM3938 15YR , 3.50%, 4/01/33  679
484,810 FN BM4153 15YR , 3.00%, 6/01/33  486
504,324 FN BP6814 ARM , (12 mo. LIBOR USD +
1.610%), 2.27%, 5/01/50 (a) 477
902,590 FN BR9966 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610%),
1.92%, 5/01/51 (a) 837
549,617 FN CA4462 15YR , 3.00%, 11/01/34  551
1,492,823 FN FS2395 15YR , 3.50%, 7/01/37  1,509
1,500,000 FN MA4694 15YR , 3.50%, 8/01/37  1,513
94,319 FNR FA 2002-10, (1 mo. LIBOR USD +
0.750%), 3.01%, 2/25/32 (a) 95
911,067 FRESB Mortgage Trust 2021-SB83, 0.63%,
1/25/26 (b) 849
795,935 FRESB Mortgage Trust 2020-SB78, 0.82%,
6/25/40 (b) 751
1,000,388 FRESB Mortgage Trust 2020-SB79, 0.80%,
7/25/40 (b) 934
402,216 G2 778200 , 4.00%, 2/20/32  415
337,766 G2 778203 , 4.75%, 2/20/32  354
727,364 G2 AD0857 , 3.75%, 9/20/33  756
292,043 G2 AY5132 , 3.25%, 7/20/37  295
579,853 G2 AY5138 , 3.25%, 12/20/37  585
481,137 GN 728153 , 5.50%, 10/15/29  511
230,379 GN 737791 30YR , 4.50%, 12/15/40  242
1,731,584 GNR ST 2014-79, 0.52%, 7/20/29 (b) 1
Total Mortgage Backed (Cost - $24,896)
23,324
U.S. Treasury (35%
)
2,500,000 U.S. Treasury Note , 0.13%, 10/15/23  2,417
1,500,000 U.S. Treasury Note , 0.75%, 12/31/23  1,454
4,000,000 U.S. Treasury Note , 2.50%, 5/31/24  3,970
5,500,000 U.S. Treasury Note , 2.88%, 6/15/25  5,506
1,500,000 U.S. Treasury Note , 2.00%, 11/15/26  1,455
500,000 U.S. Treasury Note , 3.25%, 6/30/27  513
Total U.S. Treasury (Cost - $15,230)
15,315
Investment Company (22%
)
10,042,274 Payden Cash Reserves Money Market Fund *
(Cost - $10,042)
10,042
Total Investments (Cost - $50,168) (109%)
48,681
Liabilities in excess of Other Assets (-9%)
(3,831)
Net Assets (100%) $ 44,850
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at July 31,
2022.
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Payden Mutual Funds
Payden U.S. Government Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Depreciation
(000s)
Short Contracts:
U.S. Treasury 2-Year Note Future 20 Sep-22 $ (4,209) $ (4) $ (4)